Fidelity Cash Central Fund

Semiannual Report

November 30, 2000

1.743118.101

Investments November 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 20.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 12.4%
Discount Notes - 12.4%
12/14/00	6.50%	$ 377,204,000	$ 376,330,878
12/21/00	6.50	496,863,000	495,094,996
12/28/00	6.51	170,000,000	169,184,000
1/26/01	6.52	1,000,000,000	989,966,667
2/15/01	6.52	225,264,000	222,206,166
2/22/01	6.50	442,056,000	435,533,218
2/22/01	6.52	1,770,075,000	1,743,915,750
3/19/01	6.54	200,000,000	196,190,000
3/28/01	6.50	500,000,000	489,665,000
			5,118,086,675
Federal Home Loan Bank - 3.7%
Discount Notes - 3.7%
12/27/00	6.49	475,000,000	472,807,875
1/10/01	6.52	500,000,000	496,436,111
1/31/01	6.55	250,000,000	247,271,944
2/28/01	6.49	312,400,000	307,464,861
			1,523,980,791
Freddie Mac - 4.4%
Discount Notes - 4.4%
12/21/00	6.50	181,500,000	180,854,163
2/22/01	6.52	992,900,000	978,226,317
3/1/01	6.51	500,000,000	492,000,000
10/11/01	6.52	150,000,000	141,993,000
			1,793,073,480
TOTAL FEDERAL AGENCIES			8,435,140,946
U.S. Treasury Obligations - 29.9%

U.S. Treasury Bills - 26.6%
12/15/00	6.43	500,000,000	498,752,639
12/15/00	6.47	1,480,000,000	1,476,285,200
12/18/00	6.41	2,300,000,000	2,293,076,042
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - continued
12/18/00	6.44%	$ 1,000,000,000	$ 996,977,778
12/21/00	6.44	3,187,000,000	3,175,703,854
1/25/01	6.27	500,000,000	495,279,167
2/1/01	6.26	315,000,000	311,655,488
2/1/01	6.29	250,000,000	247,375,764
2/1/01	6.31	600,000,000	593,572,667
2/8/01	6.32	65,000,000	64,225,092
2/22/01	6.29	100,000,000	98,593,611
5/10/01	6.29	500,000,000	486,444,444
5/17/01	6.26	260,000,000	252,678,906
			10,990,620,652
U.S. Treasury Notes - 1.1%
1/31/01	6.29	100,000,000	99,700,980
1/31/01	6.61	150,000,000	149,445,858
2/28/01	6.30	135,000,000	134,554,001
6/30/01	6.37	25,000,000	24,898,117
7/31/01	6.25	50,000,000	49,728,875
			458,327,831
U.S. Treasury Notes - Principal Strips - 2.2%
2/15/01	6.29	24,000,000	23,686,569
2/15/01	6.30	24,000,000	23,686,082
2/15/01	6.50	50,000,000	49,348,890
2/15/01	6.71	123,472,000	121,800,030
5/15/01	6.43	100,000,000	97,206,313
8/15/01	6.31	50,000,000	47,857,054
8/15/01	6.37	237,800,000	227,515,967
9/30/01	6.53	324,200,000	307,360,527
			898,461,432
TOTAL U.S. TREASURY OBLIGATIONS			12,347,409,915
Repurchase Agreements - 53.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligation) dated 11/30/00 due 12/1/00 At 6.55%	$ 9,350,915,154	$ 9,349,213,000
In a joint trading account (U.S. Treasury Obligations) dated:
9/20/00 due 3/12/01 At 6.45%	103,099,583	100,000,000
11/30/00 due 12/1/00 At 6.5%	12,700,387,560	12,698,095,000
TOTAL REPURCHASE AGREEMENTS		22,147,308,000
TOTAL INVESTMENT PORTFOLIO - 104.1%		42,929,858,861
NET OTHER ASSETS - (4.1)%		(1,681,689,213)
NET ASSETS - 100%		$ 41,248,169,648
Total Cost for Income Tax Purposes $ 42,929,858,861
Income Tax Information
At May 31, 2000, the fund had a capital loss carryforward of approximately $1,833,000 all of which will expire on May 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $22,147,308,000) - See accompanying schedule		$ 42,929,858,861
Receivable for investments sold		498,503,056
Interest receivable		12,253,130
Prepaid expenses		10,622
Total assets		43,440,625,669
Liabilities
Payable to custodian bank	$ 650
Payable for investments purchased	1,975,037,839
Distributions payable	217,384,350
Other payables and accrued expenses	33,182
Total liabilities		2,192,456,021
Net Assets		$ 41,248,169,648
Net Assets consist of:
Paid in capital		$ 41,245,739,245
Accumulated net realized gain (loss) on investments		2,430,403
Net Assets, for 41,243,804,820 shares outstanding		$ 41,248,169,648
Net Asset Value, offering price and redemption price per share ($41,248,169,648 ÷ 41,243,804,820 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2000 (Unaudited)
Investment Income Interest		$ 946,954,402
Expenses
Non-interested trustees' compensation	$ 45,501
Custodian fees and expenses	51,714
Audit	9,794
Legal	5,739
Insurance	91,366
Total expenses		204,114
Net investment income		946,750,288
Net Realized Gain (Loss) on Investments		1,360,809
Net increase in net assets resulting from operations		$ 948,111,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2000 (Unaudited)	Year ended May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 946,750,288	$ 1,230,635,347
Net realized gain (loss)	1,360,809	(1,562,077)
Net increase (decrease) in net assets resulting from operations	948,111,097	1,229,073,270
Distributions to shareholders from net investment income	(946,750,288)	(1,230,635,347)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	109,061,868,634	166,180,212,247
Cost of shares redeemed	(91,702,002,824)	(164,377,383,075)
Net increase (decrease) in net assets and shares resulting from share transactions	17,359,865,810	1,802,829,172
Total increase (decrease) in net assets	17,361,226,619	1,801,267,095
Net Assets
Beginning of period	23,886,943,029	22,085,675,934
End of period	$ 41,248,169,648	$ 23,886,943,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2000	Years ended May 31,
	(Unaudited)	2000	1999	1998	1997 C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.033	.054	.051	.056	.033
Less Distributions
From net investment income	(.033)	(.054)	(.051)	(.056)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	3.33%	5.50%	5.19%	5.74%	3.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 41,248,170	$ 23,886,943	$ 22,085,676	$ 16,010,161	$ 17,438,066
Ratio of expenses to average net assets	.0014% A	.0017%	.0016%	.0016%	.0008% A
Ratio of net invest- ment income to average net assets	6.57% A	5.38%	5.04%	5.58%	5.45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C For the period October 21, 1996 (commencement of operations) to May 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) (formerly Taxable Central Cash Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM) are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated September 20, 2000, due March 12, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$350,000,000
Aggregate maturity amount of agreements	$360,848,542
Aggregate market value of transferred assets	$361,544,164
Coupon rates of transferred assets	5.5% to 14%
Maturity dates of transferred assets	8/15/03 to 5/15/30

Dated November 30, 2000, due December 1, 2000	6.5%
Number of dealers or banks	9
Maximum amount with one dealer or bank	28.5%
Aggregate principal amount of agreements	$13,801,249,000
Aggregate maturity amount of agreements	$13,803,740,728
Aggregate market value of transferred assets	$14,125,312,532
Coupon rates of transferred assets	0% to 13.38%
Maturity dates of transferred assets	12/31/00 to 5/15/30

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 30, 2000, due December 1, 2000	6.55%
Number of dealers or banks	18
Number of dealers or banks	18
Maximum amount with one dealer or bank	13.3%
Aggregate principal amount of agreements	$15,021,000,000
Aggregate maturity amount of agreements	$15,023,734,782
Aggregate market value of transferred assets	$15,377,822,738
Coupon rates of transferred assets	0% to 14.5%
Maturity dates of transferred assets	12/1/00 to 10/1/40

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $127,459 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $27,271,707. The weighted average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Interfund Lending Program - continued

interest rate was 6.64%. Interest earned from the interfund lending program amounted to $206,420 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an affiliate.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Ralph F. Cox
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Phyllis Burke Davis
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert M. Gates
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Edward C. Johnson 3d
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Donald J. Kirk
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Ned C. Lautenbach
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Peter S. Lynch
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
William O. McCoy
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Marvin L. Mann
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert C. Pozen
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	29,665,911,034.71	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	29,665,911,034.71	100.000
PROPOSAL 3
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 4
To authorize the Trustees to adopt an Amended and Restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 5
To approve an amended management contract that would allow future modifications of the contract without a shareholder vote if permitted by the 1940 Act.
	# of Votes Cast	% of Votes Cast
Affirmative	29,665,911,034.71	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	29,665,911,034.71	100.000
PROPOSAL 7
To amend the fundamental investment limitation concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	29,665,911,034.71	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	29,665,911,034.71	100.000
PROPOSAL 8
To amend the fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	29,665,911,034.71	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	29,665,911,034.71	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Municipal Cash Central Fund

Semiannual Report

November 30, 2000

1.743117.101

Investments November 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount	Value (Note 1)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 4.22% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 6,100,000	$ 6,100,000
Columbia Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1999 C, 4.3%, VRDN (a)	3,200,000	3,200,000
		9,300,000
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	2,000,000	2,000,000
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 4.2%, VRDN (a)	6,800,000	6,800,000
Coconino County Ind. Dev. Rev. (Citizens Utils. Co. Proj.) Series 1997, 5.25%, VRDN (a)(b)	2,550,000	2,550,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988, 5.3% tender 12/4/00, CP mode (b)	2,000,000	2,000,000
Navajo County Ind. Dev. Auth. Ind. Rev. (Citizens Utils. Co. Proj.) Series 1997 B, 5.25%, VRDN (a)(b)	6,685,000	6,685,000
		18,035,000
Arkansas - 1.7%
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 4.45% (Liquidity Facility Bank of America NA) (a)(b)(c)	905,000	905,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 4.35%, LOC Bank One, Louisiana NA, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 4.22% (MBIA Insured), VRDN (a)	14,550,000	14,550,000
Crossett Poll. Cont. Rev. (Georgia-Pacific Corp. Proj.) 4.3%, LOC Suntrust Bank, VRDN (a)	6,500,000	6,500,000
		22,955,000
Colorado - 5.6%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 4.05%, LOC Bank One, Colorado NA, VRDN (a)	10,100,000	10,100,000
Colorado Student Oblig. Auth. (Student Ln. Prog.) Series 1990 A, 4.2% (AMBAC Insured), VRDN (a)(b)	6,300,000	6,300,000
Denver City & County Arpt. Rev.:
Participating VRDN Series FRRI L27, 4.4% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Series 2000 B, 4.3% (MBIA Insured), VRDN (a)(b)	$ 42,700,000	$ 42,700,000
Series 2000 C, 4.25% (MBIA Insured), VRDN (a)(b)	2,600,000	2,600,000
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 4.3%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(b)	6,200,000	6,200,000
		77,400,000
Delaware - 3.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 4.3%, VRDN (a)(b)	5,900,000	5,900,000
Series 1988, 4.3%, VRDN (a)(b)	12,800,000	12,800,000
Series 1994, 4.3%, VRDN (a)(b)	26,300,000	26,300,000
		45,000,000
District of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series PA 568, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 4.37% (Liquidity Facility Bank of New York NA) (a)(b)(c)	2,000,000	2,000,000
		6,165,000
Florida - 2.9%
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 4.1% (AMBAC Insured) (BPA Bank of Nova Scotia), VRDN (a)(b)	2,200,000	2,200,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 4.27% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,125,000	4,125,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 4.32% (Liquidity Facility Bank of New York NA) (a)(b)(c)	2,400,000	2,400,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series 000902, 4.22% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Florida Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Banyan Bay Apts. Proj.) 4.1%, LOC Fannie Mae, VRDN (a)(b)	5,275,000	5,275,000
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 4.2%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Lakeland Elec. & Wtr. Participating VRDN Series 960901, 4.29% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 6,930,000	$ 6,930,000
Orange County Health Facilities Auth. Rev. (Florida Hosp. Assoc. Health Proj.) Series 2000 A, 4.2%, VRDN (a)	3,000,000	3,000,000
Sarasota Edl. Facilities Rev. (Ringling School of Art Proj.) Series 2000, 4.2%, LOC Suntrust Bank, VRDN (a)	2,300,000	2,300,000
		40,130,000
Georgia - 6.3%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. (Philip Morris Co. Proj.) 4.27%, VRDN (a)	3,200,000	3,200,000
Atlanta Arpt. Rev. Participating VRDN:
Series PA 677R, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,800,000	1,800,000
Series SG 138, 4.22% (Liquidity Facility Societe Generale) (a)(c)	2,800,000	2,800,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Proj.) Second Series 1998, 4.65%, VRDN (a)(b)	3,300,000	3,300,000
Bibb County Gen. Oblig. Participating VRDN Series CDC 00 A, 4.27% (Liquidity Facility Caisse des Depots et Consignations) (a)(c)	8,760,000	8,760,000
Burke County Ind. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1997, 4.3%, VRDN (a)(b)	8,700,000	8,700,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 4.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(b)	2,400,000	2,400,000
Clayton County Hsg. Auth. Multi-family Hsg. Rev. (Hyde Park Club Apts. Proj.) Series 1997, 4.3%, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
Cobb County Dev. Auth. Poll Cont. Rev. (Georgia Pwr. Co. Plant Proj.) First Series 1991, 4.15%, VRDN (a)	2,400,000	2,400,000
Columbia County Elderly Auth. Residential Care Facilities Rev. (Augusta Residential Ctr. on Aging Proj.) 4.2%, LOC Suntrust Bank, VRDN (a)	3,300,000	3,300,000
Dekalb County Hosp. Auth. Rev. (Med. Ctr. Proj.) Series B, 4.2%, LOC Suntrust Bank, VRDN (a)	2,200,000	2,200,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Champions Green Apts. Proj.) Series A, 4.25%, LOC Southtrust Bank NA, VRDN (a)	3,295,000	3,295,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Post Corners Proj.) Series 1996, 4.15%, VRDN (a)	4,200,000	4,200,000
Macon-Bibb County Ind. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 4.35%, LOC Bank of America NA, VRDN (a)(b)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Marietta Hsg. Auth. Multi-family Hsg. Rev. (Winterset Apts. Proj.) 4.15%, LOC Wachovia Bank NA, VRDN (a)	$ 3,000,000	$ 3,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Proj.) First Series 97, 4.25%, VRDN (a)	3,700,000	3,700,000
Richmond County Dev. Auth. Solid Waste Disp. Rev. (Evergreen Nylon Recycling Proj.) Series 1998, 4.3%, LOC BNP Paribas SA, VRDN (a)(b)	15,000,000	15,000,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. Series 1996, 4.15% (Fannie Mae Guaranteed), VRDN (a)	7,295,000	7,295,000
Summerville Ind. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 4.29%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(b)	2,400,000	2,400,000
		85,850,000
Illinois - 7.3%
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 4.3%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,600,000	1,600,000
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 4.27% (Liquidity Facility Bank of America NA) (a)(c)	11,100,000	11,100,000
Chicago Gen. Oblig. Participating VRDN Series PA 643 R, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,895,000	2,895,000
Chicago O'Hare Int'l. Arpt. Rev. Series 1988 A, 4.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(b)	14,800,000	14,800,000
Chicago Wtr. Rev. Participating VRDN Series SGA 93, 4.35% (Liquidity Facility Societe Generale) (a)(c)	11,500,000	11,500,000
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 4.22%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	2,880,000	2,880,000
Illinois Dev. Fin. Auth. Envir. Facilities Rev. (Citizens Communications Co. Proj.) Series 1997, 5.2%, VRDN (a)(b)	2,300,000	2,300,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev.:
(Uno-Ven Co. Proj.) Series 1994, 4.2%, LOC Bank One NA, Michigan, VRDN (a)	3,700,000	3,700,000
Series 1997 A, 4.25% (MBIA Insured), VRDN (a)(b)	2,500,000	2,500,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 B1, 4.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	3,185,000	3,185,000
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 4.2%, LOC Bank One NA, VRDN (a)	6,400,000	6,400,000
Illinois Gen. Oblig. Participating VRDN Series ROC 00 10, 4.22% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Central Dupage Health Proj.) Series 2000 C, 4.25% (Liquidity Facility American Nat'l. Bank & Trust, Chicago), VRDN (a)	$ 3,200,000	$ 3,200,000
(Northwest Cmnty. Hosp. Proj.) Series 1995, 4.25% (Liquidity Facility Bank One NA, Chicago), VRDN (a)	13,600,000	13,600,000
(Southern Illinois Health Care Proj.) 4.3% (MBIA Insured), VRDN (a)	2,075,000	2,075,000
Illinois Hsg. Dev. Auth. Multi-family Rev. (Hyde Park Tower Apts. Proj.) Series 2000 A, 4.3%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.):
Series 1997 A, 4.3% (Shell Oil Co. Guaranteed), VRDN (a)(b)	1,500,000	1,500,000
Series 1998 A, 4.3% (Shell Oil Co. Guaranteed), VRDN (a)(b)	5,400,000	5,400,000
Saint Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 4.35%, LOC Bank One, Texas NA, VRDN (a)(b)	1,300,000	1,300,000
		99,535,000
Indiana - 1.2%
Burns Hbr. Ind. Dev. Rev. (J&F Steel Corp. Proj.) 4.45%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 4.75%, LOC Old Kent Bank, Michigan, VRDN (a)(b)	1,055,000	1,055,000
Indiana Bond Bank TAN Series 2000 A2, 4.75% 1/18/01, LOC Bank of America NA	5,455,000	5,458,957
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 4.4%, VRDN (a)(b)	3,600,000	3,600,000
Rockport Ind. Dev. Rev. (AK Steel Corp. Proj.) Series 1999 A, 4.25%, LOC PNC Bank NA, VRDN (a)(b)	5,000,000	5,000,000
		16,513,957
Iowa - 1.6%
Iowa Fin. Auth. Ind. Dev. Rev. (Grafco Industries Proj.) Series 1999, 4.4%, LOC Bank of America NA, VRDN (a)(b)	1,900,000	1,900,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (Cedar River Paper Co. Proj.) Series 1994 A, 4.35%, LOC UBS AG, VRDN (a)(b)	19,500,000	19,500,000
		21,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kansas - 1.9%
Butler County Solid Waste Disp. & Cogeneration Rev. (Texaco Refining & Mktg. Proj.) Series 1996 B, 4.35%, VRDN (a)(b)	$ 18,100,000	$ 18,100,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 4.35%, LOC Bank of America NA, VRDN (a)(b)	3,600,000	3,600,000
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 5.15%, VRDN (a)	4,500,000	4,500,000
		26,200,000
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 4.3%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth.:
(UPS Worldwide, Inc. Proj.) Series B, 4.3% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	7,700,000	7,700,000
Series 1999 A, 4.3% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	1,900,000	1,900,000
		12,520,000
Louisiana - 6.7%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 4.35%, LOC Deutsche Bank AG, VRDN (a)(b)	2,500,000	2,500,000
Calcasieu Parish Ind. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 4.35%, LOC BNP Paribas SA, VRDN (a)(b)	5,900,000	5,900,000
4.35%, LOC BNP Paribas SA, VRDN (a)(b)	6,200,000	6,200,000
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries, Inc. Proj.) Series 1994, 4.35%, VRDN (a)(b)	7,300,000	7,300,000
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 4.35%, VRDN (a)(b)	7,000,000	7,000,000
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 4.22%, LOC KBC Bank, NV, VRDN (a)	8,265,000	8,265,000
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 4.3% (MBIA Insured), VRDN (a)	2,800,000	2,800,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 4.3%, VRDN (a)(b)	12,300,000	12,300,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 4.3%, VRDN (a)(b)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 4.35%, VRDN (a)(b)	$ 14,100,000	$ 14,100,000
Series 1995, 4.35%, VRDN (a)(b)	18,900,000	18,900,000
		92,165,000
Maine - 0.7%
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 4.27% (Liquidity Facility Bank of America NA) (a)(b)(c)	9,095,000	9,095,000
Maryland - 4.1%
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Participating VRDN Series FRRI A66, 4.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	3,910,000	3,910,000
Maryland Energy Fing. Admin (Cimenteries CBR SA Proj.) Series 2000, 4.35%, LOC Deutsche Bank AG, VRDN (a)(b)	24,750,000	24,750,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev.:
(Draper Lane Apts. Proj.) 4.25% (FGIC Insured), VRDN (a)(b)	2,400,000	2,400,000
(The Grand Proj.) Series 1997 1, 4.2%, LOC Fannie Mae, VRDN (a)(b)	25,000,000	25,000,000
		56,060,000
Michigan - 1.5%
Detroit Swr. Disp. Rev. Participating VRDN Series BS 99 81, 4.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,900,000	2,900,000
Detroit Wtr. Sys. Rev. Participating VRDN Series 992201, 4.22% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series BS 97 23, 4.22% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,970,000	5,970,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 4.3% (MBIA Insured), VRDN (a)(b)	2,450,000	2,450,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 4.3%, LOC Bank One NA, Michigan, VRDN (a)(b)	2,800,000	2,800,000
(Mans Proj.) Series 1998, 4.35%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,115,000	1,115,000
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) Series 1997 L, 4.25%, VRDN (a)	1,800,000	1,800,000
		21,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 0.2%
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 4.3% (Fannie Mae Guaranteed), VRDN (a)(b)	$ 2,265,000	$ 2,265,000
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 4.3%, VRDN (a)(b)	2,900,000	2,900,000
Mississippi Gen. Oblig. Participating VRDN Series PA 573, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,025,000	5,025,000
		7,925,000
Missouri - 1.8%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 A, 4.1%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(b)	21,200,000	21,200,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series PA 157, 4.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,410,000	3,410,000
		24,610,000
Nebraska - 1.9%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 4.25%, LOC Lasalle Bank NA, VRDN (a)	4,600,000	4,600,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	2,820,000	2,820,000
Series 2000 G, 4.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,200,000	6,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 4.3%, LOC Wachovia Bank NA, VRDN (a)(b)	11,900,000	11,900,000
		25,520,000
Nevada - 2.1%
Clark County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 4.4%, VRDN (a)(b)	16,100,000	16,100,000
Clark County School District Participating VRDN Series MSDW 00 311, 4.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	4,995,000	4,995,000
Clark County Spl. Facilities Arpt. Rev. Series 1998 B, 4.25% (MBIA Insured), VRDN (a)(b)	900,000	900,000
Nevada Hsg. Division (Oakmont Apt. Fort Apache Road Proj.) Series 1996 A, 4.25%, LOC UBS AG, VRDN (a)(b)	7,335,000	7,335,000
		29,330,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Hampshire - 0.4%
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (VHA of New England, Inc. Proj.) Series 1985 F, 4.2% (AMBAC Insured) (BPA Mellon Bank NA, Pittsburgh), VRDN (a)	$ 2,000,000	$ 2,000,000
New Hampshire Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nashua-Oxford Proj.) Series 1990, 4.3% (Continental Casualty Co. Guaranteed), VRDN (a)	3,025,000	3,025,000
		5,025,000
New Jersey - 0.4%
New Jersey Trans. Trust Fund Auth. Bonds (Trans. Sys. Proj.) Series 1999 A, 4.05% tender 12/7/00 (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000,000	5,000,000
New Mexico - 0.2%
Farmington Poll. Cont. Rev. Participating VRDN Series Merlots 00 DD, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	2,500,000	2,500,000
New York - 0.6%
New York State Mtg. Agcy. Participating VRDN Series Merlots 97 J, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	7,715,000	7,715,000
North Carolina - 0.7%
Cleveland County Ind. Facilities & Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. (PPG Ind. Proj.) 4.35%, VRDN (a)(b)	3,300,000	3,300,000
Gaston County Ind. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.35%, VRDN (a)(b)	7,000,000	7,000,000
		10,300,000
Ohio - 1.6%
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 4.25% (Liquidity Facility Bank of America NA) (a)(b)(c)	5,300,000	5,300,000
Series CDC 99 A, 4.27% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(c)	2,870,000	2,870,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN:
Series 14, 4.2% (Liquidity Facility Bank of New York NA) (a)(b)(c)	3,800,000	3,800,000
Series FRRI A25, 4.2% (Liquidity Facility Commerzbank AG) (a)(b)(c)	10,065,000	10,065,000
		22,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - 1.1%
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 4.2%, LOC KBC Bank, NV, VRDN (a)	$ 7,000,000	$ 7,000,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 4.2% (CDC Fdg. Corp. Guaranteed), VRDN (a)	4,600,000	4,600,000
Oklahoma Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series LB 99 A5, 4.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	1,030,000	1,030,000
Southeastern Oklahoma Ind. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 5%, VRDN (a)(b)	2,100,000	2,100,000
		14,730,000
Oregon - 1.6%
Multnomah County Gen. Oblig. Participating VRDN Series ROC 00 17, 4.22% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,095,000	6,095,000
Oregon Econ. Dev. Rev. (SP Newsprint Co. Proj.) Series 1996, 4.35%, LOC Toronto Dominion Bank, VRDN (a)(b)	15,900,000	15,900,000
		21,995,000
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 4.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,905,000	10,905,000
Allegheny County Ind. Dev. Auth. Rev.:
(Duquesne Lt. Co. Proj.) Series 1999 A, 4.35% (AMBAC Insured), VRDN (a)	3,600,000	3,600,000
(Residential Rental Dev. Proj.) Series A, 4.25%, LOC PNC Bank NA, VRDN (a)(b)	4,000,000	4,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 4.35%, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Cumberland County Series 2000, 4.2% (AMBAC Insured), VRDN (a)	3,500,000	3,500,000
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 4.23% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (a)	2,400,000	2,400,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 4.35% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Northumberland County Ind. Dev. Auth. Rev. (Foster Wheeler Mount Carmel, Inc.) Series 1987 A, 4.3%, LOC UBS AG, VRDN (a)(b)	1,960,000	1,960,000
Pennsylvania Econ. Dev. Fing. Auth. Ind. Dev. Rev. Series 1997 B2, 4.35%, LOC PNC Bank NA, VRDN (a)(b)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 4.1% (AMBAC Insured), VRDN (a)(b)	$ 6,100,000	$ 6,100,000
Series 1994 A, 4% (AMBAC Insured), VRDN (a)(b)	10,000,000	10,000,000
		46,465,000
South Carolina - 2.5%
Berkeley County Exempt Facilities Ind. Rev. (AMOCO Corp. Proj.) Series 1998, 4.3%, VRDN (a)(b)	1,900,000	1,900,000
South Carolina Hsg. Fin. & Hsg. Dev. Auth. Multi-family Rev. (Richland Oxford Proj.) Series 1990 C, 4.3% (Continental Casualty Co. Guaranteed), VRDN (a)	2,200,000	2,200,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facilities Rev. (The Methodist Home Proj.) Series 1994, 4.25%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
South Carolina Port Auth. Rev. Series 1998 B, 4.3% (FSA Insured), VRDN (a)(b)	20,800,000	20,800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Merlots 00 L, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	6,500,000	6,500,000
		34,400,000
South Dakota - 1.0%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series Merlots 00 GGG, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	6,870,000	6,870,000
Series PA 725R, 4.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,275,000	7,275,000
		14,145,000
Tennessee - 1.6%
Chattanooga Ind. Dev. Board Ind. Rev. (Southern Foundry Supply Proj.) Series 1996, 4.25%, LOC Suntrust Bank, VRDN (a)(b)	2,800,000	2,800,000
Knox County Health & Ed. Hsg. Facilities Board Rev. (Pooled Hosp. Ln. Prog.) Series 1999 A, 4.2% (CDC Fdg. Corp. Guaranteed), VRDN (a)	4,400,000	4,400,000
McMinn County Ind. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 4.3%, LOC Wachovia Bank NA, VRDN (a)(b)	2,500,000	2,500,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 4.25% (AMBAC Insured), VRDN (a)(b)	$ 6,300,000	$ 6,300,000
Shelby County Gen. Oblig. Participating VRDN Series 004201, 4.22% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
		21,700,000
Texas - 21.5%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 4.3%, LOC Chase Bank of Texas NA, VRDN (a)	6,725,000	6,725,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 1996 B, 4.55% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(b)	4,000,000	4,000,000
Series 1996 C, 4.3% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(b)	5,100,000	5,100,000
Series 1997 A, 4.35% (MBIA Insured) (BPA Bank of New York NA), VRDN (a)(b)	6,200,000	6,200,000
Series 1997 B, 4.3% (MBIA Insured) (BPA Bank of New York NA), VRDN (a)(b)	7,300,000	7,300,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 4.35%, LOC Chase Manhattan Bank, VRDN (a)(b)	4,900,000	4,900,000
(Merey Sweeny LP Proj.):
Series 2000 A, 4.35%, LOC Chase Manhattan Bank, VRDN (a)(b)	2,000,000	2,000,000
Series 2000 B, 4.35%, LOC Citibank NA, New York, VRDN (a)(b)	12,500,000	12,500,000
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.):
Series 1999, 4.35%, VRDN (a)(b)	17,200,000	17,200,000
Series 2000, 4.35%, VRDN (a)(b)	13,800,000	13,800,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 4.4%, LOC Bank of America NA, VRDN (a)(b)	1,400,000	1,400,000
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 4.35%, LOC UBS AG, VRDN (a)(b)	3,500,000	3,500,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1995 A, 4.5%, tender 5/1/01, LOC Student Ln. Marketing Assoc. (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.):
Series 1995, 4.35%, LOC Bank of America NA, VRDN (a)(b)	$ 7,500,000	$ 7,500,000
4.35%, LOC Wachovia Bank NA, VRDN (a)(b)	4,500,000	4,500,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 4.35%, LOC BNP Paribas SA, VRDN (a)(b)	3,300,000	3,300,000
Gulf Coast Waste Disp. Auth. Envir. Impt. Facilities Rev. (Exxon Mobil Proj.) 4.3% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,420,000	2,420,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.:
(Air Products Proj.):
Series 1999, 4.25%, LOC Bank One NA, Chicago, VRDN (a)(b)	3,700,000	3,700,000
Series 2000, 4.25%, LOC Bank One NA, VRDN (a)(b)	2,400,000	2,400,000
(Amoco Oil Co. Proj.) Series 1995, 4.3% (Amoco Co. Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
Harlandale Independent School District Participating VRDN Series SGA 100, 4.22% (Liquidity Facility Societe Generale) (a)(c)	3,380,000	3,380,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 4.3%, LOC Chase Bank of Texas NA, VRDN (a)	3,500,000	3,500,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Methodist Hosp. Proj.) Series 1994, 4.25%, VRDN (a)	1,200,000	1,200,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 4.3% (FSA Insured), VRDN (a)	2,100,000	2,100,000
Houston Arpt. Facilities Sys. Rev. Participating VRDN Series ROC II R40, 4.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(c)	10,125,000	10,125,000
Houston Gen. Oblig. Participating VRDN Series SGA 28, 4.22% (Liquidity Facility Societe Generale) (a)(c)	2,100,000	2,100,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 4.22% (Liquidity Facility Societe Generale) (a)(c)	3,100,000	3,100,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SGB 24, 4.22% (Liquidity Facility Societe Generale) (a)(c)	6,840,000	6,840,000
Hunt County Indl. Dev. Corp. (Trico Industries, Inc. Proj.) Series 1987, 4.2%, LOC ABN-AMRO Bank NV, VRDN (a)	5,000,000	5,000,000
Kerrville Independent School District Participating VRDN Series PA 698, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,010,000	6,010,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 4.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 19,425,000	$ 19,425,000
Lower Neches Valley Auth. Ind. Dev. Rev. (Mobil Oil Corp. Proj.) Series 1999, 4.3%, VRDN (a)(b)	7,100,000	7,100,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 4.25%, LOC Bank One NA, Michigan, VRDN (a)(b)	6,200,000	6,200,000
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 4.3%, LOC Bank One, Illinois NA, VRDN (a)(b)	7,200,000	7,200,000
North East Texas Independent School District Participating VRDN Series SG 143, 4.22% (Liquidity Facility Societe Generale) (a)(c)	5,215,000	5,215,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series C, 4.1% (AMBAC Insured) (BPA Student Ln. Marketing Assoc.), VRDN (a)(b)	11,900,000	11,900,000
Pharr San Juan Alamo Independent School District Participating VRDN Series SGA 101, 4.22% (Liquidity Facility Societe Generale) (a)(c)	6,735,000	6,735,000
Port Corpus Christi Ind. Dev. Corp. Solid Waste Disp. Rev. (Coastal Refining & Marketing Proj.) 4.25%, LOC BNP Paribas SA, VRDN (a)(b)	2,700,000	2,700,000
Port Corpus Christi Ind. Dev. Corp. Swr. & Solid Waste Rev. (Citgo Petroleum Corp. Proj.) Series 1996, 4.35%, LOC BNP Paribas SA, VRDN (a)(b)	6,000,000	6,000,000
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1996 B, 4.3% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(b)	5,000,000	5,000,000
San Antonio Elec. & Gas Rev. Participating VRDN Series SG 101, 4.22% (Liquidity Facility Societe Generale) (a)(c)	5,600,000	5,600,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,500,000	1,500,000
Texas Gen. Oblig.:
Participating VRDN:
Series FRRI 00 L18, 4.3% (Liquidity Facility Lehman Brothers, Inc.) (a)(c)	29,400,000	29,400,000
Series PA 631R, 4.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,600,000	7,600,000
(Veterans Land Proj.) Series A, 4.2%, VRDN (a)(b)	10,700,000	10,700,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 4.3%, VRDN (a)(b)	5,800,000	5,800,000
		293,875,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Utah - 1.9%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 4.32%, LOC Bank One, Arizona NA, VRDN (a)(b)	$ 1,300,000	$ 1,300,000
Utah Board of Regents Student Ln. Rev. 4.1% (AMBAC Insured) (BPA Dexia Bank SA), VRDN (a)(b)	25,000,000	25,000,000
		26,300,000
Virginia - 3.3%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series 1998 A, 4.35%, LOC Bank of America NA, VRDN (a)(b)	9,050,000	9,050,000
Richmond Pub. Util. Rev. Series 1998 A, 4.25%, VRDN (a)	13,500,000	13,500,000
Roanoke Ind. Dev. Auth. Hosp. Rev. (Carilion Health Svcs. Proj.) Series 1995 B, 4.25% (BPA First Union Nat'l. Bank, North Carolina), VRDN (a)	3,000,000	3,000,000
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series SG 134, 4.22% (Liquidity Facility Societe Generale) (a)(c)	2,600,000	2,600,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 4.22% (Liquidity Facility J.P. Morgan & Co., Inc.) (a)(c)	10,095,000	10,095,000
Virginia Trans. Board Trans. Contract Rev. Participating VRDN Series FRRI 99 A6, 4.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	6,980,000	6,980,000
		45,225,000
Washington - 2.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 4.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,500,000	1,500,000
Port Seattle Gen. Oblig. Series 1997, 4.35%, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	5,000,000	5,000,000
Washington Econ. Dev. Fin. Auth. Rev. (Ferry Brothers, Inc. Proj.) 4.35%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	1,865,000	1,865,000
Washington Gen. Oblig. Participating VRDN:
Series RobIns 6, 4.22% (Liquidity Facility Bank of New York NA) (a)(c)	3,195,000	3,195,000
Series SGA 34, 4.22% (Liquidity Facility Societe Generale) (a)(c)	5,080,000	5,080,000
Washington Hsg. Fin. Commission Participating VRDN Series Merlots 97 D, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	885,000	885,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Motor Vehicle Fuel Tax Participating VRDN Series 964701, 4.22% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 4,015,000	$ 4,015,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Participating VRDN Series Merlots 00 A20, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	6,320,000	6,320,000
		30,260,000
West Virginia - 1.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 D, 4.1%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(b)	13,900,000	13,900,000
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 4.32%, VRDN (a)	4,200,000	4,200,000
		18,100,000
Wisconsin - 0.4%
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN Series PT 455, 4.27% (Liquidity Facility Commerzbank AG) (a)(b)(c)	2,600,000	2,600,000
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 324, 4.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,360,000	2,360,000
		4,960,000
TOTAL INVESTMENT PORTFOLIO - 100.5%	1,375,738,957
NET OTHER ASSETS - (0.5)%	(6,694,704)
NET ASSETS - 100%	$ 1,369,044,253
Total Cost for Income Tax Purposes $ 1,375,738,957
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At May 31, 2000, the fund had a capital loss carryforward of approximately $5,000 of which $4,000 and $1,000 will expire on May 31, 2005 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,375,738,957
Cash		26,068
Interest receivable		8,238,395
Prepaid expenses		3,850
Total assets		1,384,007,270
Liabilities
Payable for investments purchased	$ 10,000,000
Distributions payable	4,951,415
Other payables and accrued expenses	11,602
Total liabilities		14,963,017
Net Assets		$ 1,369,044,253
Net Assets consist of:
Paid in capital		$ 1,369,086,533
Accumulated net realized gain (loss) on investments		(42,280)
Net Assets, for 1,369,086,119 shares outstanding		$ 1,369,044,253
Net Asset Value, offering price and redemption price per share ($1,369,044,253 ÷ 1,369,086,119 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2000 (Unaudited)
Investment Income Interest		$ 29,941,191
Expenses
Non-interested trustees' compensation	$ 2,365
Custodian fees and expenses	40,731
Audit	10,502
Legal	152
Insurance	24,319
Total expenses before reductions	78,069
Expense reductions	(18,817)	59,252
Net investment income		29,881,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(4,665)
Increase (decrease) in net unrealized gain from accretion of discount		(221)
Net gain (loss)		(4,886)
Net increase in net assets resulting from operations		$ 29,877,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2000 (Unaudited)	Year ended May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 29,881,939	$ 48,114,963
Net realized gain (loss)	(4,665)	(319)
Increase (decrease) in net unrealized gain accretion of discount	(221)	221
Net increase (decrease) in net assets resulting from operations	29,877,053	48,114,865
Distributions to shareholders from net investment income	(29,881,939)	(48,114,963)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,146,220,731	12,086,540,118
Cost of shares redeemed	(5,988,140,118)	(11,721,480,490)
Net increase (decrease) in net assets and shares resulting from share transactions	158,080,613	365,059,628
Total increase (decrease) in net assets	158,075,727	365,059,530
Net Assets
Beginning of period	1,210,968,526	845,908,996
End of period	$ 1,369,044,253	$ 1,210,968,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2000	Years ended May 31,
	(Unaudited)	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.022	.037	.033	.037	.012
Less Distributions
From net investment income	(.022)	(.037)	(.033)	(.037)	(.012)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.18%	3.74%	3.35%	3.78%	1.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,369,044	$ 1,210,969	$ 845,909	$ 128,352	$ 276,577
Ratio of expenses to average net assets	.0113% A	.0087%	.0095%	.0203%	.0245% A
Ratio of expenses to average net assets after expense reductions	.0086% A, E	.0040% E	.0071% E	.0175% E	.0245% A
Ratio of net investment income to average net assets	4.32% A	3.69%	3.12%	3.72%	3.59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 27, 1997 (commencement of operations) to May 31, 1997.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) (formerly Municipal Central Cash Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Money Market Insurance. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $46,194 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $18,817 under this arrangement.

5. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an affiliate.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Ralph F. Cox
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Phyllis Burke Davis
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert M. Gates
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Edward C. Johnson 3d
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Donald J. Kirk
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	34,936,748,947.94	100.000
Withheld	0.000	0.000
TOTAL	34,936,748,947.94	100.000
Ned C. Lautenbach
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Peter S. Lynch
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
William O. McCoy
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Marvin L. Mann
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert C. Pozen
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	00.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,613,117,275.77	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	1,613,117,275.77	100.000
PROPOSAL 3
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 4
To authorize the Trustees to adopt an Amended and Restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 5
To approve an amended management contract that would allow future modifications of the contract without a shareholder vote if permitted by the 1940 Act.
	# of Votes Cast	% of Votes Cast
Affirmative	1,613,117,275.77	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	1,613,117,275.77	100.000
PROPOSAL 6
To eliminate the fundamental 80% investment policy and adopt a comparable non-fundamental policy.
	# of Votes Cast	% of Votes Cast
Affirmative	1,613,117,275.77	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	1,613,117,275.77	100.000
PROPOSAL 7
To amend the fundamental investment limitation concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	1,613,117,275.77	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	1,613,117,275.77	100.000
PROPOSAL 8
To amend the fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,613,117,275.77	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	1,613,117,275.77	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2000

1.734009.102

Investments November 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 3.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 3.9%
Discount Notes - 3.9%
2/22/01	6.50%	$ 100,000,000	$ 98,524,444
Time Deposits - 20.5%

Firstar Bank NA
12/1/00	6.56	130,000,000	130,000,000
Key Bank National Association
12/1/00	6.56	130,000,000	130,000,000
Norwest Bank NA, Minnesota
12/1/00	6.57	130,000,000	130,000,000
Suntrust Bank
12/1/00	6.56	130,000,000	130,000,000
TOTAL TIME DEPOSITS			520,000,000
Repurchase Agreements - 76.3%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated 11/30/00 due:
12/1/00 At 6.55%	$ 1,350,245,786	$ 1,350,000,000
12/1/00 At 6.55%	274,049,853	274,000,000
2/5/01 At 6.54%	101,217,167	100,000,000
In a joint trading account (U.S. Treasury Obligations) dated 11/30/00 due 12/1/00 At 6.49%	207,764,470	207,727,000
TOTAL REPURCHASE AGREEMENTS		1,931,727,000
TOTAL INVESTMENT PORTFOLIO - 100.7%		2,550,251,444
NET OTHER ASSETS - (0.7)%		(18,220,809)
NET ASSETS - 100%		$ 2,532,030,635
Total Cost for Income Tax Purposes $ 2,550,251,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,931,727,000) - See accompanying schedule		$ 2,550,251,444
Interest receivable		445,746
Prepaid expenses		1,443
Total assets		2,550,698,633
Liabilities
Payable to custodian bank	$ 407
Distributions payable	18,632,787
Other payables and accrued expenses	34,804
Total liabilities		18,667,998
Net Assets		$ 2,532,030,635
Net Assets consist of:
Paid in capital		$ 2,532,031,634
Accumulated net realized gain (loss) on investments		(999)
Net Assets, for 2,532,024,997 shares outstanding		$ 2,532,030,635
Net Asset Value, offering price and redemption price per share ($2,532,030,635 ÷ 2,532,024,997 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2000 (Unaudited)
Investment Income Interest		$ 156,516,031
Expenses
Accounting fees and expenses	$ 197,344
Non-interested trustees' compensation	9,031
Custodian fees and expenses	14,077
Audit	9,171
Legal	528
Insurance	14,743
Total expenses before reductions	244,894
Expense reductions	(5,462)	239,432
Net investment income		156,276,599
Net Realized Gain (Loss) on Investments		(999)
Net increase in net assets resulting from operations		$ 156,275,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2000 (Unaudited)	July 1, 1999 (commencement of operations) to May 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 156,276,599	$ 262,658,240
Net realized gain (loss)	(999)	6,637
Net increase (decrease) in net assets resulting from operations	156,275,600	262,664,877
Distributions to shareholders from net investment income	(156,276,599)	(262,658,240)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,984,500,104	28,984,937,158
Cost of shares redeemed	(14,076,308,772)	(22,361,103,493)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,091,808,668)	6,623,833,665
Total increase (decrease) in net assets	(4,091,809,667)	6,623,840,302
Net Assets
Beginning of period	6,623,840,302	-
End of period	$ 2,532,030,635	$ 6,623,840,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2000	Year ended May 31,
	(Unaudited)	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.033	.051
Less Distributions
From net investment income	(.033)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	3.36%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,532,031	$ 6,623,840
Ratio of expenses to average net assets	.0103% A	.0093% A
Ratio of expenses to average net assets after expense reductions	.0100% A, E	.0093% A
Ratio of net investment income to average net assets	6.55% A	5.75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) (formerly Central Cash Collateral Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated November 30, 2000, due December 1, 2000	6.49%
Number of dealers or banks	4
Maximum amount with one dealer or bank	73.8%
Aggregate principal amount of agreements	$685,784,000
Aggregate maturity amount of agreements	$685,907,704
Aggregate market value of transferred assets	$699,894,648
Coupon rates of transferred assets	5.5% to 8.88%
Maturity dates of transferred assets	10/31/01 to 8/15/28

Dated November 30, 2000, due December 1, 2000	6.55%
Number of dealers or banks	18
Maximum amount with one dealer or bank	13.3%
Aggregate principal amount of agreements	$15,021,000,000
Aggregate maturity amount of agreements	$15,023,734,782
Aggregate market value of transferred assets	$15,377,822,738
Coupon rates of transferred assets	0% to 14.5%
Maturity dates of transferred assets	12/1/00 to 10/1/40

Dated November 30, 2000, due December 1, 2000	6.55%
Number of dealers or banks	2
Maximum amount with one dealer or bank	50.0%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,090,972
Aggregate market value of transferred assets	$510,025,288
Coupon rates of transferred assets	0% to 10.35%
Maturity dates of transferred assets	12/26/00 to 10/1/38

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 30, 2000, due February 5, 2001	6.54%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$253,042,917
Aggregate market value of transferred assets	$255,002,889
Coupon rate of transferred assets	7.13%
Maturity date of transferred assets	11/15/01

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. For the services of FIMM under the management contract, FMR, on behalf of the fund, pays FIMM a monthly management fee.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $17,316 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $5,462 under this arrangement.

6. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an affiliate.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Ralph F. Cox
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Phyllis Burke Davis
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert M. Gates
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Edward C. Johnson 3d
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Donald J. Kirk
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	34,936,748,947.94	100.000
Withheld	0.000	0.000
TOTAL	34,936,748,947.94	100.000
Ned C. Lautenbach
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Peter S. Lynch
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
William O. McCoy
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Marvin L. Mann
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
Robert C. Pozen
Affirmative	34,936,748,947.94	100.000
Withheld	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	3,657,720,637.46	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	3,657,720,637.46	100.000
PROPOSAL 3
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 4
To authorize the Trustees to adopt an Amended and Restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	34,936,748,947.94	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,936,748,947.94	100.000
PROPOSAL 8
To amend the fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	3,657,720,637.46	100.000
Against	0.00	00.000
Abstain	0.00	00.000
TOTAL	3,657,720,637.46	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report